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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-21425


                            Pioneer Series Trust I
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  November 30

Date of reporting period:  August 31, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

Pioneer Oakridge Small Cap Growth Fund
Schedule of Investments  8/31/07

Shares                                                            Value

         Common Stocks - 94.2 %
         Energy - 8.6 %
         Oil & Gas Equipment & Services - 1.8 %
235,000  Superior Well Services, Inc. *                        $5,073,650
         Oil & Gas Exploration & Production - 6.8 %
125,000  Concho Resources, Inc. *                              $1,586,250
477,425  Petrohawk Energy Corp. * (b)                           7,228,215
300,000  Rex Energy Corp. *                                     2,583,000
205,900  Southwestern Energy Co. *                              7,657,421
                                                               $19,054,886
         Total Energy                                          $24,128,536
         Materials - 2.0 %
         Industrial Gases - 2.0 %
123,500  Airgas, Inc.                                          $5,708,170
         Total Materials                                       $5,708,170
         Capital Goods - 14.2 %
         Aerospace & Defense - 5.7 %
166,880  AAR Corp. *                                           $5,240,032
132,900  Moog, Inc.  *                                          5,657,553
231,000  Orbital Sciences Corp. *                               5,072,760
                                                               $15,970,345
         Construction & Engineering - 2.0 %
198,450  Quanta Services, Inc. (b)                             $5,610,182
         Construction & Farm Machinery & Heavy Trucks - 1.0 %
46,135   Bucyrus International, Inc.                           $2,882,976
         Industrial Machinery - 5.5 %
82,000   Altra Holdings, Inc. *                                $1,361,200
204,502  Idex Corp. (b)                                         7,867,192
84,974   The Middleby Corp. *                                   6,248,988
                                                               $15,477,380
         Total Capital Goods                                   $39,940,883
         Commercial Services & Supplies - 7.5 %
         Diversified Commerc Services - 5.5 %
284,273  Healthcare Services Group, Inc. (b)                   $6,089,117
197,905  Mobile Mini, Inc. *                                    4,791,280
82,655   The Advisory Board Co. *                               4,755,142
                                                               $15,635,539
         Environmental & Facilities Services - 2.0 %
182,815  Waste Connections, Inc. *                             $5,561,232
         Total Commercial Services & Supplies                  $21,196,771
         Transportation - 3.4 %
         Air Freight & Couriers - 1.8 %
155,510  Hub Group, Inc. *                                     $5,189,369
         Trucking - 1.6 %
236,695  Knight Transportation, Inc. (b)                       $4,352,821
         Total Transportation                                  $9,542,190
         Consumer Durables & Apparel - 4.3 %
         Footwear - 4.3 %
260,870  Iconix Brand Group, Inc. * (b)                        $5,407,835
251,225  Wolverine World Wide, Inc.                             6,604,705
                                                               $12,012,540
         Total Consumer Durables & Apparel                     $12,012,540
         Consumer Services - 1.6 %
         Restaurants - 1.6 %
218,600  California Pizza Kitchen, Inc. *                      $4,470,370
         Total Consumer Services                               $4,470,370
         Retailing - 4.8 %
         Distributors - 2.2 %
204,330  LKQ Corp. *                                           $6,330,143
         Homefurnishing Retail - 1.4 %
150,615  Aaron Rents, Inc.                                     $3,854,238
         Specialty Stores - 1.2 %
139,500  Hibbett Sporting Goods, Inc. * (b)                    $3,479,130
         Total Retailing                                       $13,663,511
         Household & Personal Products - 1.1 %
         Household Products - 1.1 %
68,992   Church & Dwight Co., Inc.                             $3,099,811
         Total Household & Personal Products                   $3,099,811
         Health Care Equipment & Services - 16.8 %
         Health Care Distributors - 1.9 %
53,000   Animal Health International *                         $  601,550
129,345  MWI Veterinary Supply, Inc *                           4,911,230
                                                               $5,512,780
         Health Care Equipment - 7.5 %
32,800   IDEXX Laboratories, Inc. *                            $3,665,400
120,625  Kyphon, Inc. *                                         8,066,194
86,250   Meridian Bioscience, Inc.                              2,225,250
150,585  Palomar Medical Technologies * (b)                     4,743,428
81,900   Sirona Dental Systems, Inc. * (b)                      2,387,385
                                                               $21,087,657
         Health Care Facilities - 1.9 %
144,200  Psychiatric Solution, Inc. *                          $5,315,212
         Health Care Services - 3.5 %
117,725  American Healthways, Inc. *  (b)                      $5,862,705
144,358  HealthExtras, Inc. *                                   4,057,903
                                                               $9,920,608
         Health Care Supplies - 2.0 %
111,955  Haemonetics Corp. *                                   $5,557,446
         Total Health Care Equipment & Services                $47,393,703
         Pharmaceuticals & Biotechnology - 2.6 %
         Life Sciences Tools & Services - 1.1 %
182,904  Qiagen NV *                                           $3,113,030
         Pharmaceuticals - 1.5 %
185,485  Sciele Pharma, Inc. * (b)                             $4,280,994
         Total Pharmaceuticals & Biotechnology                 $7,394,024
         Diversified Financials - 1.8 %
         Specialized Finance - 1.8 %
97,940   Portfolio Recovery Associates, Inc.  (b)              $5,030,198
         Total Diversified Financials                          $5,030,198
         Insurance - 4.2 %
         Property & Casualty Insurance - 4.2 %
101,655  ProAssurance Corp. *                                  $5,345,020
155,600  Security Capital Assurance * (b)                       3,163,348
128,000  Tower Group, Inc.                                      3,214,080
                                                               $11,722,448
         Total Insurance                                       $11,722,448
         Real Estate - 2.0 %
         Real Estate Management & Development - 2.0 %
50,495   Jones Lang LaSalle, Inc.                              $5,639,282
         Total Real Estate                                     $5,639,282
         Software & Services - 15.5 %
         Application Software - 5.4 %
89,815   Ansoft Corp. *                                        $2,684,570
253,200  Ansys, Inc. *                                          8,388,516
301,500  Informatica Corp. *                                    4,208,940
                                                               $15,282,026
         Data Processing & Outsourced Services - 3.1 %
69,050   Syntel, Inc. *                                        $2,387,059
168,800  Wright Express Corp. *                                 6,227,032
                                                               $8,614,091
         Home Entertainment Software - 1.7 %
163,800  THQ, Inc. *                                           $4,715,802
         Internet Software & Services - 3.4 %
211,858  J2 Global Communications, Inc. * (b)                  $7,203,172
145,675  Radvision, Ltd. *                                      2,531,832
                                                               $9,735,004
         Systems Software - 2.0 %
91,485   Micros Systems, Inc. *                                $5,520,205
         Total Software & Services                             $43,867,128
         Semiconductors - 3.9 %
153,442  Hittite Microwave Corp. *                             $6,501,335
176,000  Microsemi Corp. *                                      4,463,360
                                                               $10,964,695
         Total Semiconductors                                  $10,964,695
         TOTAL COMMON STOCKS
         (Cost  $209,271,986)                                  $265,774,260
Principal
Amount   Temporary Cash Investments - 22.6 %
         Repurchase Agreement - 6.0 %
16,900,000 UBS Warburg, Inc., 5.05%, dated 8/31/07, repurchase price of
         $16,900,000plus accrued interest on 8/1/07 collateralized by
$17,004,000
Shares   U.S. Treasury Note, 4.75%, 12/31/08                   $16,900,000
         Security Lending Collateral - 16.6 %
46,807,673  Securities Lending Investment Fund, 5.33%          $46,807,673
         TOTAL TEMPORARY CASH INVESTMENTS
         (Cost  $63,707,673)                                   $63,707,673

         TOTAL INVESTMENT IN SECURITIES - 116.8%
         (Cost  $272,979,659)                                  $329,481,933

         OTHER ASSETS AND LIABILITIES - (16.8)%                $(47,376,495)

         TOTAL NET ASSETS - 100.0%                             $282,105,438

(a) At August 31, 2007, the net unrealized gain on investments based on cost for f

         Aggregate gross unrealized gain for all investments in
         which there is an excess of value over tax cost       $  58,221,800

         Aggregate gross unrealized loss for all investments in
         which there is an excess of tax cost over value          (1,719,526)

         Net unrealized gain                                   $56,502,274

(b)      At August 31, 2007, the following securities were out on loan:

Shares                          Security                          Value
170,050  Healthcare Services Group, Inc.                       $    3,642,465
105,548  American Healthways, Inc. *                                5,256,290
29,900   Hibbett Sporting Goods, Inc. *                                745,706
174,600  Iconix Brand Group, Inc. *                                 3,619,458
24,100   Idex Corp.                                                    927,127
29,609   J2 Global Communications, Inc. *                           1,006,706
229,500  Knight Transportation, Inc.                                4,220,505
50,689   Palomar Medical Technologies *                             1,596,704
472,651  Petrohawk Energy Corp. *                                   7,155,937
96,961   Portfolio Recovery Associates, Inc.                        4,979,917
196,465  Quanta Services, Inc.                                      5,554,066
181,057  Sciele Pharma, Inc. *                                      4,178,796
154,000  Security Capital Assurance *                               3,130,909
16,000   Sirona Dental Systems, Inc. *                                 466,400
                                                               $  46,480,986

Pioneer Oakridge Large Cap Growth Fund
Schedule of Investments  8/31/07

Shares                                                             Value

          Common Stocks - 98.3 %
          Energy - 5.1 %
          Oil & Gas Equipment & Services - 2.7 %
248,345   Schlumberger, Ltd.  (b)                               $23,965,293
          Oil & Gas Exploration & Production - 2.4 %
393,450   XTO Energy, Inc.                                      $21,387,942
          Total Energy                                          $45,353,235
          Materials - 1.4 %
          Specialty Chemicals - 1.4 %
306,650   Ecolab, Inc.                                          $12,775,039
          Total Materials                                       $12,775,039
          Capital Goods - 15.0 %
          Aerospace & Defense - 9.0 %
185,520   Boeing Co.                                            $17,939,784
152,035   Precision Castparts Corp.                              19,811,681
327,950   Raytheon Co.                                           20,116,453
301,985   United Technologies Corp.                              22,537,141
                                                                $80,405,059
          Industrial Conglomerates - 3.6 %
827,015   General Electric Co.                                  $32,146,073
          Industrial Machinery - 2.4 %
267,030   Danaher Corp.                                         $20,737,550
          Total Capital Goods                                   $133,288,682
          Consumer Durables & Apparel - 1.8 %
          Apparel, Accessories & Luxury Goods - 1.8 %
365,290   Coach, Inc. *                                         $16,266,364
          Total Consumer Durables & Apparel                     $16,266,364
          Consumer Services - 1.8 %
          Hotels, Resorts & Cruise Lines - 1.8 %
368,030   Marriott International, Inc.                          $16,347,893
          Total Consumer Services                               $16,347,893
          Media - 3.7 %
          Broadcasting & Cable TV - 1.9 %
645,037   Comcast Corp. *                                       $16,829,015
          Movies & Entertainment - 1.8 %
799,165   News Corp, Inc.                                       $16,167,108
          Total Media                                           $32,996,123
          Retailing - 5.5 %
          Computer & Electronics Retail - 1.5 %
299,255   Best Buy Co., Inc.                                    $13,152,257
          General Merchandise Stores - 2.1 %
287,495   Target Corp.                                          $18,954,545
          Specialty Stores - 1.9 %
722,982   Staples, Inc.                                         $17,170,823
          Total Retailing                                       $49,277,625
          Food & Drug Retailing - 1.9 %
          Drug Retail - 1.9 %
366,090   Walgreen Co.                                          $16,499,676
          Total Food & Drug Retailing                           $16,499,676
          Food, Beverage & Tobacco - 2.2 %
          Soft Drinks - 2.2 %
284,273   PepsiCo, Inc.                                         $19,339,092
          Total Food, Beverage & Tobacco                        $19,339,092
          Household & Personal Products - 2.5 %
          Household Products - 2.5 %
338,533   Procter & Gamble Co.                                  $22,109,590
          Total Household & Personal Products                   $22,109,590
          Health Care Equipment & Services - 3.9 %
          Health Care Equipment - 1.9 %
210,030   Zimmer Holdings, Inc. *                               $16,451,650
          Managed Health Care - 2.0 %
222,735   Wellpoint, Inc. *                                     $17,950,214
          Total Health Care Equipment & Services                $34,401,864
          Pharmaceuticals & Biotechnology - 10.6 %
          Biotechnology - 3.2 %
233,840   Celgene Corp. *                                       $15,014,866
186,425   Genentech, Inc. *                                      13,946,454
                                                                $28,961,320
          Life Sciences Tools & Services - 2.1 %
337,410   Thermo Fisher Scientific, Inc. *                      $18,297,744
          Pharmaceuticals - 5.3 %
337,905   Abbott Laboratories                                   $17,540,649
247,710   Allergan, Inc.                                         14,865,077
289,105   Novartis AG (A.D.R.)                                   15,221,378
                                                                $47,627,104
          Total Pharmaceuticals & Biotechnology                 $94,886,168
          Diversified Financials - 8.6 %
          Consumer Finance - 1.8 %
270,905   American Express Co.                                  $15,880,451
          Investment Banking & Brokerage - 4.0 %
942,010   Charles Schwab Corp.                                  $18,651,798
684,480   Invesco Plc * (b)                                      16,899,811
                                                                $35,551,609
          Specialized Finance - 2.8 %
16,745    CME Group, Inc. * (b)                                 $ 9,290,126
110,005   IntercontinentalExchange, Inc. * (b)                   16,046,429
                                                                $25,336,555
          Total Diversified Financials                          $76,768,615
          Insurance - 3.0 %
          Life & Health Insurance - 2.1 %
357,065   Aflac, Inc.                                           $19,035,135
          Property & Casualty Insurance - 0.9 %
129,320   MBIA, Inc.  (b)                                       $ 7,759,200
          Total Insurance                                       $26,794,335
          Software & Services - 14.8 %
          Application Software - 2.0 %
412,290   Adobe Systems, Inc. *                                 $17,625,398
          Data Processing & Outsourced Services - 3.1 %
309,382   Iron Mountain, Inc. * (b)                             $ 8,743,135
434,045   Paychex, Inc.                                          19,284,619
                                                                $28,027,754
          Home Entertainment Software - 1.9 %
323,565   Electronic Arts, Inc. * (b)                           $17,129,531
          Internet Software & Services - 2.9 %
49,270    Google, Inc. * (b)                                    $25,386,368
          It Consulting & Other Services - 1.6 %
195,760   Cognizant Tech Solutions Corp. *                      $14,390,320
          Systems Software - 3.3 %
1,032,835 Microsoft Corp.                                       $29,673,350
          Total Software & Services                             $132,232,721
          Technology Hardware & Equipment - 10.8 %
          Communications Equipment - 7.7 %
985,980   Cisco Systems, Inc. *                                 $31,472,482
610,565   Corning, Inc. *                                        14,268,904
566,425   Qualcomm, Inc.                                         22,594,693
                                                                $68,336,079
          Computer Hardware - 3.1 %
201,475   Apple, Inc. *                                         $27,900,258
          Total Technology Hardware & Equipment                 $96,236,337
          Semiconductors - 4.1 %
459,500   Microchip Technology                                  $17,699,940
558,220   Texas Instruments, Inc.                                19,113,453
                                                                $36,813,393
          Total Semiconductors                                  $36,813,393
          Telecommunication Services - 1.5 %
          Wireless Telecommunication Services - 1.5 %
506,131   Metro PCS Communications, Inc. * (b)                  $13,812,315
          Total Telecommunication Services                      $13,812,315
          TOTAL COMMON STOCKS
          (Cost  $733,415,591)                                  $876,199,067
Principal
Amount    Temporary Cash Investments - 1.0 %
          Repurchase Agreement - 1.0 %
9,100,000 UBS Warburg, Inc., 5.05%, dated 8/31/07, repurchase price of
          $9,100,000 plus accrued interest on 8/1/07 collateralized by $9,087,000 U.S. Treasury Note, 5.0%, 7/31/08 and $114,000 U.S.
Shares    Treasury Note, 4.75%, 12/31/08                        $ 9,100,000
          Security Lending Collateral - 10.5 %
93,561,040Securities Lending Investment Fund, 5.33%             $93,561,040
          TOTAL TEMPORARY CASH INVESTMENTS
          (Cost  $102,661,040)                                  $102,661,040

          TOTAL INVESTMENT IN SECURITIES - 109.8%
          (Cost  $836,076,631)                                  $978,860,107

          OTHER ASSETS AND LIABILITIES - (9.8)%                 $(87,671,239)

          TOTAL NET ASSETS - 100.0%                             $891,188,868

(a) At August 31, 2007, the net unrealized gain on investments based on cost for fed

          Aggregate gross unrealized gain for all investments in
          which there is an excess of value over tax cost       $  146,675,923

          Aggregate gross unrealized loss for all investments in
          which there is an excess of tax cost over value            (7,173,375)

          Net unrealized gain                                   $139,502,548

(b)       At August 31, 2007, the following securities were out on loan:

Shares                           Security                          Value
15,325    CME Group, Inc. *                                     $      5,802,310
230,880   Electronic Arts, Inc. *                                    12,222,787
48,020    Google, Inc. *                                             24,772,305
108,905   IntercontinentalExchange, Inc. *                           15,885,972
501,500   Invesco Plc *                                              12,382,035
47,700    Iron Mountain, Inc. *                                        1,348,002
121,532   MBIA, Inc.                                                   7,291,920
108,400   Metro PCS Communications, Inc. *                             2,958,236
232,850   Schlumberger, Ltd.                                         22,470,025
                                                                $  105,133,592



ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Series Trust I

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date October 30, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date October 30, 2007



By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date October 30, 2007

* Print the name and title of each signing officer under his or her signature.